Parametric
Commodity Strategy Fund
March 31, 2023
Consolidated Portfolio of Investments (Unaudited)

Exchange-Traded Funds — 4.5%
Security	Shares	Value
Equity Funds — 4.5%
SPDR Gold MiniShares Trust(1)	1,832,000	$ 71,649,520
Total Exchange-Traded Funds (identified cost $63,228,037)		$ 71,649,520

Short-Term Investments — 88.8%
Affiliated Fund — 10.7%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.73%(2)	172,261,790	$ 172,261,790
Total Affiliated Fund (identified cost $172,261,790)		$ 172,261,790

U.S. Treasury Obligations — 78.1%
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bill:
0.00%, 4/6/23	$13,820	$ 13,814,688
0.00%, 4/20/23(3)	9,070	9,050,116
0.00%, 5/18/23(3)	41,330	41,088,478
0.00%, 6/29/23	13,820	13,665,533
0.00%, 7/27/23	50,000	49,255,894
0.00%, 8/3/23	50,000	49,202,764
0.00%, 9/7/23	72,000	70,532,050
0.00%, 11/2/23(3)	50,000	48,672,399
0.00%, 1/25/24	100,000	96,364,844
U.S. Treasury Inflation-Protected Note:(4)
0.375%, 7/15/23	177,360	177,885,045
0.625%, 4/15/23	202,292	202,438,925
0.625%, 1/15/24	32,046	31,775,996
U.S. Treasury Note:
0.125%, 5/15/23(3)	17,660	17,566,126
Security	Principal Amount (000's omitted)	Value
U.S. Treasury Note: (continued)
0.125%, 5/31/23(3)	$20,000	$ 19,854,286
0.125%, 7/31/23	30,000	29,546,963
0.125%, 8/31/23	40,000	39,253,910
0.125%, 1/15/24	36,000	34,730,081
0.125%, 2/15/24	36,000	34,598,033
0.25%, 4/15/23(3)	15,590	15,567,536
0.25%, 9/30/23	36,000	35,227,409
0.50%, 11/30/23	50,000	48,628,519
1.25%, 7/31/23	40,000	39,538,141
1.375%, 8/31/23	30,000	29,589,857
1.625%, 4/30/23	5,000	4,988,424
1.75%, 5/15/23(3)	50,460	50,284,671
2.75%, 8/31/23	50,000	49,604,510
Total U.S. Treasury Obligations (identified cost $1,252,078,746)		$1,252,725,198
Total Short-Term Investments (identified cost $1,424,340,536)		$1,424,986,988
Total Investments — 93.3% (identified cost $1,487,568,573)		$1,496,636,508
Other Assets, Less Liabilities — 6.7%		$ 107,548,995
Net Assets — 100.0%		$1,604,185,503
The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of March 31, 2023.
(3)	Security (or a portion thereof) has been pledged as collateral for open futures contracts.
(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
Brent Crude Oil	355	Long	5/31/23	$ 28,304,150	$ (1,868,788)
Cocoa	989	Long	7/14/23	28,621,660	1,117,084
Coffee	876	Long	7/19/23	55,746,450	(2,732,791)

Parametric
Commodity Strategy Fund
March 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
Copper	558	Long	7/27/23	$ 57,229,875	$ 273,432
Corn	1,792	Long	7/14/23	56,985,600	817,444
Cotton No. 2	694	Long	7/7/23	28,835,700	(711,761)
Feeder Cattle	128	Long	8/31/23	14,206,400	390,557
Gold	210	Long	6/28/23	41,710,200	1,905,897
Hard Red Winter Wheat	341	Long	7/14/23	14,692,837	1,062,771
Lean Hogs	767	Long	6/14/23	28,110,550	(2,794,519)
Live Cattle	877	Long	6/30/23	56,873,450	572,041
LME Copper	294	Long	4/17/23	66,109,575	3,772,615
LME Copper	277	Long	5/15/23	62,273,063	462,641
LME Copper	271	Long	6/19/23	60,924,188	260,794
LME Lead	546	Long	4/17/23	28,804,913	(1,383,632)
LME Lead	589	Long	5/15/23	30,999,806	29,450
LME Lead	572	Long	6/19/23	30,140,825	(223,575)
LME Nickel	355	Long	4/17/23	50,449,050	(9,103,632)
LME Nickel	375	Long	5/15/23	53,437,500	(9,443,916)
LME Nickel	412	Long	6/19/23	58,905,288	(1,850,193)
LME Primary Aluminum	2,163	Long	4/17/23	128,847,207	5,494,268
LME Primary Aluminum	2,002	Long	5/15/23	119,807,188	(7,712,140)
LME Primary Aluminum	2,017	Long	6/19/23	121,549,462	411,281
LME Tin	123	Long	4/17/23	15,913,125	496,820
LME Tin	116	Long	5/15/23	15,007,500	(1,015,095)
LME Tin	123	Long	6/19/23	15,910,050	732,640
LME Zinc	818	Long	4/17/23	60,087,213	(1,523,037)
LME Zinc	794	Long	5/15/23	58,155,537	(4,930,419)
LME Zinc	794	Long	6/19/23	58,056,288	(2,560,650)
Low Sulphur Gasoil	761	Long	6/12/23	56,294,975	(5,285,356)
Natural Gas	2,952	Long	12/27/23	115,777,440	(40,782,327)
NY Harbor ULSD	527	Long	5/31/23	56,817,978	(4,910,763)
Palladium	189	Long	6/28/23	27,745,200	(2,892,150)
Palladium	562	Long	7/27/23	28,187,110	536,877
RBOB Gasoline	1,058	Long	5/31/23	116,777,808	(4,251,964)
Robusta Coffee	631	Long	5/24/23	13,919,860	1,070,964
Silver	934	Long	7/27/23	113,714,500	13,982,842
Soybean Meal	601	Long	7/14/23	27,724,130	(978,640)
Soybean Oil	1,654	Long	7/14/23	55,197,288	(4,760,985)
Soybeans	766	Long	7/14/23	56,511,650	(1,388,457)
Sugar No. 11	1,220	Long	6/30/23	29,828,512	2,175,604
Wheat	815	Long	7/14/23	28,708,375	(223,217)
White Sugar	463	Long	4/14/23	14,591,445	1,778,914
WTI Crude Oil	378	Long	5/22/23	28,652,400	(1,651,066)
LME Copper	(294)	Short	4/17/23	(66,109,575)	(547,575)
LME Copper	(277)	Short	5/15/23	(62,273,063)	(292,525)

Parametric
Commodity Strategy Fund
March 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Commodity Futures (continued)
LME Copper	(17)	Short	6/19/23	$ (3,821,812)	$ (73,206)
LME Lead	(546)	Short	4/17/23	(28,804,913)	(163,800)
LME Lead	(589)	Short	5/15/23	(30,999,806)	205,450
LME Lead	(44)	Short	6/19/23	(2,318,525)	(20,165)
LME Nickel	(355)	Short	4/17/23	(50,449,050)	8,970,684
LME Nickel	(375)	Short	5/15/23	(53,437,500)	1,652,562
LME Nickel	(4)	Short	6/19/23	(571,896)	(40,752)
LME Primary Aluminum	(2,163)	Short	4/17/23	(128,847,206)	8,810,185
LME Primary Aluminum	(2,002)	Short	5/15/23	(119,807,188)	(469,219)
LME Primary Aluminum	(120)	Short	6/19/23	(7,231,500)	(161,804)
LME Tin	(123)	Short	4/17/23	(15,913,125)	1,139,465
LME Tin	(116)	Short	5/15/23	(15,007,500)	(727,320)
LME Tin	(7)	Short	6/19/23	(905,450)	(10,325)
LME Zinc	(818)	Short	4/17/23	(60,087,213)	5,159,038
LME Zinc	(794)	Short	5/15/23	(58,155,538)	2,520,950
LME Zinc	(24)	Short	6/19/23	(1,754,850)	(21,720)
					$(51,704,214)
Abbreviations:
LME	– London Metal Exchange
RBOB	– Reformulated Blendstock for Oxygenate Blending
ULSD	– Ultra-Low Sulfur Diesel
WTI	– West Texas Intermediate
Basis for Consolidation
The Fund seeks to gain exposure to the commodity markets, in whole or in part, through investments in PSC Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Fund. The Fund may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at March 31, 2023 were $375,080,345 or 23.4% of the Fund’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Fund and the Subsidiary.
The Fund is subject to commodity risk in the normal course of pursuing its investment objective. Commodity risk is the risk that the value of a commodity or commodity index will fluctuate based on increases or decreases in the commodities market and factors specific to a particular industry or commodity. The Fund invests primarily in commodities-linked derivative investments, including commodity futures contracts and commodity exchange-traded funds that provide exposure to the investment returns of the commodities markets, without investing directly in physical commodities.
At March 31, 2023, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

Parametric
Commodity Strategy Fund
March 31, 2023
Consolidated Portfolio of Investments (Unaudited) — continued

Affiliated Investments
At March 31, 2023, the value of the Fund’s investment in funds that may be deemed to be affiliated was $172,261,790, which represents 10.7% of the Fund’s net assets. Transactions in such funds by the Fund for the fiscal year to date ended March 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$127,956,732	$1,043,860,993	$(999,555,935)	$ —	$ —	$172,261,790	$1,240,352	172,261,790
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At March 31, 2023, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 71,649,520	$ —	$ —	$ 71,649,520
Short-Term Investments:
Affiliated Fund	172,261,790	—	—	172,261,790
U.S. Treasury Obligations	—	1,252,725,198	—	1,252,725,198
Total Investments	$ 243,911,310	$1,252,725,198	$ —	$1,496,636,508
Futures Contracts	$ 65,803,270	$ —	$ —	$ 65,803,270
Total	$ 309,714,580	$1,252,725,198	$ —	$1,562,439,778
Liability Description
Futures Contracts	$(117,507,484)	$ —	$ —	$ (117,507,484)
Total	$(117,507,484)	$ —	$ —	$ (117,507,484)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.
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